Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Net Service cost	$ 18	$ 19
Interest cost / (credit)	6	7
Total Net Periodic Benefit Cost / (credit)	24	26
Total Cashflow	$ (19)	$ (13)